LONG-TERM DEBT AND CREDIT FACILITIES - Changes in liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes from financing cash flows
Balance at the beginning	$ 2,032.3	$ 1,925.6
Debt issued	200.0	950.0
Debt repayments	(500.0)	(850.0)
Interest paid	(46.9)	(63.1)
Payment of lease liabilities	(33.8)	(20.7)
Changes from financing cash flows	1,651.6	1,941.8
Other changes
Interest expense and accretion	71.5	89.6
Capitalized interest	48.3	49.1
Capitalized interest paid	(51.1)	(47.9)
Additions of lease liabilities	10.2	38.2
Other	(20.5)	(38.5)
Other changes	58.4	90.5
Balance at the end	1,710.0	2,032.3
Long-term debt
Changes from financing cash flows
Balance at the beginning	1,923.9	1,837.4
Debt issued	200.0	950.0
Debt repayments	(500.0)	(850.0)
Changes from financing cash flows	1,623.9	1,937.4
Other changes
Other	6.0	(13.5)
Other changes	6.0	(13.5)
Balance at the end	1,629.9	1,923.9
Lease liabilities
Changes from financing cash flows
Balance at the beginning	74.7	54.9
Payment of lease liabilities	(33.8)	(20.7)
Changes from financing cash flows	40.9	34.2
Other changes
Interest expense and accretion	3.8	3.0
Additions of lease liabilities	10.2	38.2
Other	(0.1)	(0.7)
Other changes	13.9	40.5
Balance at the end	54.8	74.7
Accrued interest payable
Changes from financing cash flows
Balance at the beginning	33.7	33.3
Interest paid	(46.9)	(63.1)
Changes from financing cash flows	(13.2)	(29.8)
Other changes
Interest expense and accretion	67.7	86.6
Capitalized interest	48.3	49.1
Capitalized interest paid	(51.1)	(47.9)
Other	(26.4)	(24.3)
Other changes	38.5	63.5
Balance at the end	$ 25.3	$ 33.7